Stock-Based Compensation - Restricted Stock Unit Activity (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested restricted stock units, Beginning balance (in shares)	3,340,245	4,049,454
Granted, Restricted Stock Units (in shares)	1,779,904	1,179,994
Vested, Restricted Stock Units (in shares)	(615,334)	(1,314,825)
Forfeited, Restricted Stock Units (in shares)	(367,223)	(574,378)
Non-vested restricted stock units, Ending balance (in shares)	4,137,592	3,340,245
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Fair Value at Grant Date, Non-vested, Beginning balance (in dollars per share)	$ 14.80	$ 11.00
Weighted Average Fair Value at Grant Date, Granted (in dollars per share)	14.04	18.54
Weighted Average Fair Value at Grant Date, Vested (in dollars per share)	12.05	8.60
Weighted Average Fair Value at Grant Date, Forfeited (in dollars per share)	14.12	9.10
Weighted Average Fair Value at Grant Date, Non-vested, Ending balance (in dollars per share)	$ 14.63	$ 14.80